INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Current
Canada	104	27	171
Foreign	42	16	14
	146	43	185
Deferred
Canada	307	239	60
Foreign	377	323	216
	684	562	276
Income Tax Expense	830	605	461

Schedule of geographic components of income

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Canada	1,146	1,201	821
Foreign	1,678	1,298	1,096
Income before Income Taxes	2,824	2,499	1,917

Schedule of reconciliation of income tax expense

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Income before Income Taxes	2,824	2,499	1,917
Federal and provincial statutory tax rate	25.0%	25.0%	25.0%
Expected income tax expense	706	625	479
Income tax differential related to regulated operations	129	(13)	41
Higher/(lower) effective foreign tax rates	25	33	(12)
Income from equity investments and non-controlling interests	(38)	(28)	(27)
Tax legislation change	—	(25)	—
Other	8	13	(20)
Actual Income Tax Expense	830	605	461

Schedule of deferred income tax assets and liabilities and amounts classified in the consolidated balance sheet

at December 31	2014	2013
(millions of Canadian dollars)

Deferred Income Tax Assets
Operating loss carryforwards	1,266	826
Deferred amounts	215	223
Unrealized foreign exchange losses on long-term debt	140	—
Financial instruments	104	—
Other	245	124
	1,970	1,173
Less: Valuation allowance[1]	125	—
	1,845	1,173
Deferred Income Tax Liabilities
Difference in accounting and tax bases of plant, property and equipment and PPAs	5,548	4,245
Equity investments	648	682
Taxes on future revenue requirement	253	291
Unrealized foreign exchange gains on long-term debt	—	35
Other	71	170
	6,520	5,423
Net Deferred Income Tax Liabilities	4,675	4,250

1
A valuation allowance was recorded in 2014 as the Company believes that it is more likely than not that the tax benefit related to the unrealized foreign exchange losses on the long term debt will not be realized in the future.

The above deferred tax amounts have been classified in the Consolidated Balance Sheet as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Deferred Income Tax Assets
Other Current Assets (Note 5)	427	117
Intangible and Other Assets (Note 11)	177	223
	604	340
Deferred Income Tax Liabilities
Accounts Payable and Other (Note 13)	4	26
Deferred Income Tax Liabilities	5,275	4,564
	5,279	4,590
Net Deferred Income Tax Liabilities	4,675	4,250

Schedule of reconciliation of the annual changes in the total unrecognized tax benefit
Below is the reconciliation of the annual changes in the total unrecognized tax benefit:

at December 31	2014	2013	2012
(millions of Canadian dollars)

Unrecognized tax benefits at beginning of year	19	45	48
Gross increases – tax positions in prior years	2	3	2
Gross decreases – tax positions in prior years	(8)	(28)	(6)
Gross increases – tax positions in current year	1	2	9
Lapses of statute of limitations	(1)	(3)	(8)
Unrecognized tax benefits at end of year	13	19	45